PREPAYMENTS AND OTHER CURRENT ASSETS, NET - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
Allowance for credit losses	$ 262	$ 187
Recognized credit losses	$ 69	$ 5	$ 0